Schedule of Investments ─ IQ Candriam U.S. Large Cap Equity ETF (formerly, IQ Candriam ESG U.S. Large Cap Equity ETF)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 7.8%
Activision Blizzard, Inc.*	10,027	$930,105
Alphabet, Inc., Class A*	82,205	10,910,248
Alphabet, Inc., Class C*	71,615	9,532,673
Comcast Corp., Class A	57,748	2,613,674
Electronic Arts, Inc.	3,564	485,951
Omnicom Group, Inc.	2,781	235,328
Paramount Global, Class B	6,726	107,818
Pinterest, Inc., Class A*	8,129	235,660
ROBLOX Corp., Class A*	4,835	189,774
Snap, Inc., Class A*	13,428	152,542
Take-Two Interactive Software, Inc.*	2,307	352,833
Verizon Communications, Inc.	58,050	1,978,344
Walt Disney Co. (The)*	25,255	2,244,917
Warner Bros Discovery, Inc.*	30,791	402,438
Warner Music Group Corp., Class A	1,730	54,581

Total Communication Services		30,426,886

Consumer Discretionary — 13.0%
Amazon.com, Inc.*	124,048	16,582,737
Aptiv PLC*	3,725	407,850
AutoZone, Inc.*	245	608,021
Best Buy Co., Inc.	2,689	223,321
Burlington Stores, Inc.*	904	160,569
CarMax, Inc.*	2,169	179,181
Chipotle Mexican Grill, Inc.*	379	743,704
Coupang, Inc.*	15,045	273,067
Domino’s Pizza, Inc.	493	195,593
eBay, Inc.	7,414	329,997
Etsy, Inc.*	1,710	173,822
Hasbro, Inc.	1,753	113,174
Hilton Worldwide Holdings, Inc.	3,625	563,651
Home Depot, Inc. (The)	13,987	4,669,420
LKQ Corp.	3,501	191,820
Lowe’s Cos., Inc.	8,244	1,931,322
Lucid Group, Inc.*	8,317	63,292
Lululemon Athletica, Inc.*	1,533	580,287
Marriott International, Inc., Class A	3,728	752,348
McDonald’s Corp.	10,097	2,960,440
MercadoLibre, Inc.*	606	750,258
NIKE, Inc., Class B	16,851	1,860,182
NVR, Inc.*	45	283,790
Rivian Automotive, Inc., Class A*	8,600	237,704
Ross Stores, Inc.	4,635	531,356
Royal Caribbean Cruises Ltd.*	3,040	331,694
Starbucks Corp.	15,584	1,582,867
Tesla, Inc.*	37,789	10,105,912
TJX Cos., Inc. (The)	15,923	1,377,817
Tractor Supply Co.	1,516	339,569
Ulta Beauty, Inc.*	675	300,240
Vail Resorts, Inc.	562	132,345
Yum China Holdings, Inc.	5,604	341,956
Yum! Brands, Inc.	3,859	531,269

Total Consumer Discretionary		50,410,575

Consumer Staples — 5.8%
Archer-Daniels-Midland Co.	7,528	639,579
Campbell Soup Co.	2,648	121,331
Church & Dwight Co., Inc.	3,360	321,451
Clorox Co. (The)	1,709	258,879
Colgate-Palmolive Co.	11,463	874,168
Conagra Brands, Inc.	6,562	215,299
	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Costco Wholesale Corp.	6,112	$3,426,815
Dollar Tree, Inc.*	2,702	417,000
Estee Lauder Cos., Inc. (The), Class A	2,947	530,460
General Mills, Inc.	8,102	605,544
Hershey Co. (The)	2,032	470,022
Hormel Foods Corp.	4,002	163,602
J M Smucker Co. (The)	1,398	210,609
Kellogg Co.	3,534	236,389
Keurig Dr Pepper, Inc.	12,534	426,281
Kimberly-Clark Corp.	4,652	600,573
Kraft Heinz Co. (The)	10,873	393,385
Kroger Co. (The)	9,803	476,818
McCormick & Co., Inc.	3,466	310,138
Mondelez International, Inc., Class A	18,792	1,393,051
PepsiCo, Inc.	19,024	3,566,239
Procter & Gamble Co. (The)	32,528	5,084,126
Sysco Corp.	7,010	534,933
Target Corp.	6,359	867,813
Walgreens Boots Alliance, Inc.	9,849	295,175

Total Consumer Staples		22,439,680

Energy — 2.9%
Baker Hughes Co.	13,966	499,843
Cheniere Energy, Inc.	3,322	537,699
Exxon Mobil Corp.	56,174	6,024,100
Halliburton Co.	12,457	486,819
Marathon Petroleum Corp.	6,149	817,940
ONEOK, Inc.	6,139	411,558
Schlumberger NV	19,584	1,142,531
Valero Energy Corp.	5,116	659,504
Williams Cos., Inc. (The)	16,827	579,690

Total Energy		11,159,684

Financials — 11.3%
Aflac, Inc.	7,662	554,269
Allstate Corp. (The)	3,579	403,282
Ally Financial, Inc.	3,724	113,731
American Express Co.	8,183	1,381,945
American International Group, Inc.	10,185	613,952
Ameriprise Financial, Inc.	1,445	503,510
Apollo Global Management, Inc.	5,613	458,638
Arch Capital Group Ltd.*	4,908	381,303
Arthur J Gallagher & Co.	2,898	622,490
Bank of America Corp.	96,305	3,081,760
Bank of New York Mellon Corp. (The)	10,762	488,164
Blackstone, Inc.	9,710	1,017,511
Capital One Financial Corp.	5,213	610,025
Cboe Global Markets, Inc.	1,448	202,257
Charles Schwab Corp. (The)	19,318	1,276,920
Cincinnati Financial Corp.	2,127	228,823
Citigroup, Inc.	26,105	1,244,164
Citizens Financial Group, Inc.	6,678	215,432
CME Group, Inc.	4,952	985,250
Discover Financial Services	3,617	381,774
Everest Group Ltd.	544	196,117
Fidelity National Information Services, Inc.	8,165	493,003
Fifth Third Bancorp	9,352	272,143
Fiserv, Inc.*	8,597	1,085,027
FleetCor Technologies, Inc.*	974	242,438
Franklin Resources, Inc.	3,928	114,855
Global Payments, Inc.	3,623	399,436
Globe Life, Inc.	1,316	147,616

Schedule of Investments ─ IQ Candriam U.S. Large Cap Equity ETF (formerly, IQ Candriam ESG U.S. Large Cap Equity ETF) (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Hartford Financial Services Group, Inc. (The)	4,314	$310,090
Huntington Bancshares, Inc.	19,859	243,074
Intercontinental Exchange, Inc.	7,631	876,039
KeyCorp	12,843	158,097
KKR & Co., Inc.	9,029	536,142
Loews Corp.	2,650	166,023
M&T Bank Corp.	2,310	323,077
Markel Group, Inc.*	189	273,995
Marsh & McLennan Cos., Inc.	6,813	1,283,705
Mastercard, Inc., Class A	11,638	4,588,631
Moody’s Corp.	2,178	768,290
Morgan Stanley	18,027	1,650,552
MSCI, Inc.	1,068	585,349
Nasdaq, Inc.	4,720	238,313
Northern Trust Corp.	2,878	230,585
PayPal Holdings, Inc.*	15,629	1,184,991
PNC Financial Services Group, Inc. (The)	5,514	754,811
Principal Financial Group, Inc.	3,347	267,325
Progressive Corp. (The)	8,064	1,015,903
Prudential Financial, Inc.	5,055	487,757
Raymond James Financial, Inc.	2,695	296,639
Regions Financial Corp.	12,902	262,814
S&P Global, Inc.	4,458	1,758,726
Synchrony Financial	5,994	207,033
Travelers Cos., Inc. (The)	3,202	552,697
Truist Financial Corp.	18,320	608,590
US Bancorp	20,411	809,909
Visa, Inc., Class A(a)	22,458	5,338,940
Willis Towers Watson PLC	1,458	308,119

Total Financials		43,802,051

Health Care — 12.0%
Abbott Laboratories	23,898	2,660,564
Agilent Technologies, Inc.	4,068	495,360
Alnylam Pharmaceuticals, Inc.*	1,719	335,893
Amgen, Inc.	7,363	1,724,047
Avantor, Inc.*	9,002	185,171
Biogen, Inc.*	1,988	537,138
Bristol-Myers Squibb Co.	28,986	1,802,639
Cardinal Health, Inc.	3,563	325,908
Catalent, Inc.*	2,491	120,863
Cigna Corp.	4,070	1,201,057
Cooper Cos., Inc. (The)	674	263,709
CVS Health Corp.	17,723	1,323,731
Danaher Corp.	8,981	2,290,694
Dexcom, Inc.*	5,313	661,787
Edwards Lifesciences Corp.*	8,329	683,561
Elevance Health, Inc.	3,283	1,548,361
Eli Lilly & Co.	11,682	5,310,053
Fortrea Holdings, Inc.*	1,224	39,119
Gilead Sciences, Inc.	17,226	1,311,588
Henry Schein, Inc.*	1,790	141,034
Hologic, Inc.*	3,378	268,281
Horizon Therapeutics PLC*	3,134	314,246
Humana, Inc.	1,735	792,600
IDEXX Laboratories, Inc.*	1,134	629,064
Illumina, Inc.*	2,173	417,542
Incyte Corp.*	2,565	163,442
Intuitive Surgical, Inc.*	4,824	1,564,906
IQVIA Holdings, Inc.*	2,518	563,428
Laboratory Corp. of America Holdings	1,224	261,850
Merck & Co., Inc.	35,024	3,735,310
	Shares	Value
Common Stocks (continued)
Health Care (continued)
Mettler-Toledo International, Inc.*	295	$370,954
Quest Diagnostics, Inc.	1,529	206,736
ResMed, Inc.	2,009	446,701
Seagen, Inc.*	1,903	364,957
Teleflex, Inc.	640	160,749
Thermo Fisher Scientific, Inc.	5,315	2,916,128
UnitedHealth Group, Inc.	12,826	6,494,702
Veeva Systems, Inc., Class A*	1,997	407,827
Vertex Pharmaceuticals, Inc.*	3,554	1,252,216
Waters Corp.*	813	224,559
West Pharmaceutical Services, Inc.	1,009	371,352
Zimmer Biomet Holdings, Inc.	2,901	400,773
Zoetis, Inc.	6,391	1,202,083

Total Health Care		46,492,683

Industrials — 5.0%
3M Co.	7,576	844,724
A O Smith Corp.	1,736	126,086
Automatic Data Processing, Inc.	5,703	1,410,124
Broadridge Financial Solutions, Inc.	1,618	271,694
Carrier Global Corp.	11,514	685,659
CH Robinson Worldwide, Inc.	1,584	158,685
Cintas Corp.	1,197	600,942
Dover Corp.	1,923	280,700
Eaton Corp. PLC	5,475	1,124,127
Emerson Electric Co.	7,882	720,021
Equifax, Inc.	1,698	346,528
Expeditors International of Washington, Inc.	2,122	270,131
FedEx Corp.	3,195	862,490
Fortive Corp.	4,865	381,173
Illinois Tool Works, Inc.	4,203	1,106,734
Ingersoll Rand, Inc.	5,600	365,512
JB Hunt Transport Services, Inc.	1,134	231,268
Johnson Controls International PLC	9,442	656,691
Masco Corp.	3,106	188,472
Old Dominion Freight Line, Inc.	1,333	559,180
Otis Worldwide Corp.	5,728	521,019
Parker-Hannifin Corp.	1,753	718,747
Paychex, Inc.	4,447	557,965
Paycom Software, Inc.	703	259,238
Quanta Services, Inc.	1,964	395,982
Stanley Black & Decker, Inc.	2,103	208,765
Trane Technologies PLC	3,164	631,028
TransUnion	2,658	211,816
United Parcel Service, Inc., Class B	10,016	1,874,294
United Rentals, Inc.	967	449,345
Verisk Analytics, Inc.	2,126	486,726
Waste Management, Inc.	5,621	920,664
Westinghouse Air Brake Technologies Corp.	2,475	293,139
WW Grainger, Inc.	571	421,678
Xylem, Inc.	2,485	280,184

Total Industrials		19,421,531

Information Technology — 35.2%
Accenture PLC, Class A	9,145	2,893,021
Adobe, Inc.*	6,305	3,443,602
Advanced Micro Devices, Inc.*	22,108	2,529,155
Akamai Technologies, Inc.*	2,122	200,529
Analog Devices, Inc.	6,969	1,390,525
ANSYS, Inc.*	1,201	410,862
Apple, Inc.	199,972	39,284,499
Applied Materials, Inc.	11,656	1,766,933

Schedule of Investments ─ IQ Candriam U.S. Large Cap Equity ETF (formerly, IQ Candriam ESG U.S. Large Cap Equity ETF) (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Autodesk, Inc.*	2,958	$627,066
Cadence Design Systems, Inc.*	3,716	869,581
CDW Corp.	1,866	349,073
Cisco Systems, Inc.	56,622	2,946,609
Cognizant Technology Solutions Corp., Class A	7,038	464,719
Crowdstrike Holdings, Inc., Class A*	2,956	477,867
Dell Technologies, Inc., Class C	3,454	182,786
DocuSign, Inc.*	2,756	148,328
Enphase Energy, Inc.*	1,818	276,027
EPAM Systems, Inc.*	772	182,817
Fair Isaac Corp.*	336	281,558
Fortinet, Inc.*	9,337	725,672
Gartner, Inc.*	1,051	371,623
Gen Digital, Inc.	8,542	166,142
Hewlett Packard Enterprise Co.	17,849	310,216
HP, Inc.	13,602	446,554
HubSpot, Inc.*	642	372,713
Intel Corp.	57,172	2,045,042
Intuit, Inc.	3,764	1,926,039
Keysight Technologies, Inc.*	2,462	396,579
KLA Corp.	1,910	981,644
Lam Research Corp.	1,854	1,332,080
Marvell Technology, Inc.	11,809	769,120
Micron Technology, Inc.	15,063	1,075,348
Microsoft Corp.	101,301	34,029,032
MongoDB, Inc.*	942	398,843
Motorola Solutions, Inc.	2,303	660,109
NetApp, Inc.	2,941	229,427
NVIDIA Corp.	32,740	15,299,075
Okta, Inc.*	2,075	159,484
ON Semiconductor Corp.*	5,958	641,974
Palo Alto Networks, Inc.*(a)	4,106	1,026,336
QUALCOMM, Inc.	15,388	2,033,832
Roper Technologies, Inc.	1,459	719,360
Salesforce, Inc.*	13,377	3,009,959
Seagate Technology Holdings PLC	2,654	168,529
ServiceNow, Inc.*	2,806	1,635,898
Skyworks Solutions, Inc.	2,183	249,670
Splunk, Inc.*	2,116	229,226
Synopsys, Inc.*	2,103	950,135
TE Connectivity Ltd.	4,374	627,625
Teradyne, Inc.	2,139	241,579
Texas Instruments, Inc.	12,493	2,248,740
Trimble, Inc.*	3,396	182,705
Twilio, Inc., Class A*	2,446	161,509
VeriSign, Inc.*	1,264	266,641
VMware, Inc., Class A*	2,990	471,314
Western Digital Corp.*	4,417	187,988
Workday, Inc., Class A*	2,803	664,675
Zebra Technologies Corp., Class A*	702	216,188
Zscaler, Inc.*	1,202	192,777

Total Information Technology		136,546,959

Materials — 2.7%
Air Products and Chemicals, Inc.	3,020	922,097
Albemarle Corp.	1,622	344,318
Ball Corp.	4,285	251,487
DuPont de Nemours, Inc.	5,791	449,555
Ecolab, Inc.	3,484	638,060
Freeport-McMoRan, Inc.	19,696	879,426
International Flavors & Fragrances, Inc.	3,523	298,081
Linde PLC	6,786	2,651,087
	Shares	Value
Common Stocks (continued)
Materials (continued)
LyondellBasell Industries NV, Class A	3,532	$349,173
Martin Marietta Materials, Inc.	860	383,956
Mosaic Co. (The)	4,631	188,760
Newmont Corp.	10,970	470,832
Nucor Corp.	3,474	597,841
Packaging Corp. of America	1,228	188,314
PPG Industries, Inc.	3,255	468,394
Sherwin-Williams Co. (The)	3,290	909,685
Vulcan Materials Co.	1,824	402,192

Total Materials		10,393,258

Real Estate — 2.8%
Alexandria Real Estate Equities, Inc.	2,368	297,610
American Tower Corp.	6,420	1,221,790
AvalonBay Communities, Inc.	1,928	363,717
CBRE Group, Inc., Class A*	4,265	355,317
Crown Castle, Inc.	5,974	646,924
Digital Realty Trust, Inc.	4,029	502,094
Equinix, Inc.	1,286	1,041,557
Equity Residential	5,152	339,723
Essex Property Trust, Inc.	893	217,490
Extra Space Storage, Inc.	1,833	255,832
Healthpeak Properties, Inc.	7,553	164,882
Host Hotels & Resorts, Inc.	9,752	179,437
Invitation Homes, Inc.	7,911	280,841
Iron Mountain, Inc.	3,995	245,293
Mid-America Apartment Communities, Inc.	1,605	240,204
Prologis, Inc.	12,717	1,586,446
Public Storage	2,171	611,679
SBA Communications Corp.	1,470	321,857
Simon Property Group, Inc.	4,457	555,342
UDR, Inc.	4,517	184,655
Ventas, Inc.	5,519	267,782
Welltower, Inc.	6,778	556,813
Weyerhaeuser Co.	10,107	344,244
WP Carey, Inc.	2,894	195,432

Total Real Estate		10,976,961

Utilities — 1.4%
American Water Works Co., Inc.	2,685	395,850
Avangrid, Inc.	967	35,856
Consolidated Edison, Inc.	4,896	464,435
Edison International	5,276	379,661
Eversource Energy	4,818	348,486
Exelon Corp.	13,728	574,654
NextEra Energy, Inc.	27,918	2,046,389
Public Service Enterprise Group, Inc.	6,885	434,581
Sempra	4,353	648,684

Total Utilities		5,328,596

Total Common Stocks
(Cost $334,345,427)		387,398,864

Schedule of Investments ─ IQ Candriam U.S. Large Cap Equity ETF (formerly, IQ Candriam ESG U.S. Large Cap Equity ETF) (continued)

July 31, 2023 (unaudited)

	Shares	Value
Short-Term Investment — 0.0%(b)

Money Market Fund — 0.0%(b)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(c)
(Cost $158,686)	158,686	$158,686

Total Investments — 99.9%
(Cost $334,504,113)		387,557,550
Other Assets and Liabilities, Net — 0.1%		211,292
Net Assets — 100.0%		$387,768,842

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,205,438; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $6,279,482.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2023.

Schedule of Investments ─ IQ Candriam U.S. Large Cap Equity ETF (formerly, IQ Candriam ESG U.S. Large Cap Equity ETF) (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$387,398,864	$–	$–	$387,398,864
Short-Term Investment:
Money Market Fund	158,686	–	–	158,686
Total Investments in Securities	$387,557,550	$–	$–	$387,557,550

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.